Accounts Receivable And Contracts In Progress	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts receivable and contracts in progress

4. ACCOUNTS RECEIVABLE AND CONTRACTS IN PROGRESS

Accounts receivable at December 31, 2016 and 2015 are as follows:

	2016	2015
Completed contracts	$18,727	$37,111
Contracts in progress	53,137	70,787
Retainage	21,399	27,203
	93,263	135,101
Allowance for doubtful accounts	(747)	(754)

Total accounts receivable—net	$92,516	$134,347

Current portion of accounts receivable—net	$88,091	$130,777
Long-term accounts receivable and retainage	4,425	3,570
Total accounts receivable—net	$92,516	$134,347

The components of contracts in progress at December 31, 2016 and 2015 are as follows:

	2016	2015
Costs and earnings in excess of billings:
Costs and earnings for contracts in progress	$587,371	$230,159
Amounts billed	(511,548)	(176,283)
Costs and earnings in excess of billings for contracts in progress	75,823	53,876

Costs and earnings in excess of billings for completed contracts	19,189	27,319

Total contract revenues in excess of billings	$95,012	$81,195

Billings in excess of costs and earnings:
Amounts billed	$(268,754)	$(207,550)
Costs and earnings for contracts in progress	263,613	200,489

Total billings in excess of contract revenues	$(5,141)	$(7,061)

The Company has $17,910 included in costs in excess of billings that are dependent upon the sale of environmental credits earned for a wetland mitigation project. The sale of these credits is subject to market factors that could cause the amount of expected revenue to be higher or lower than currently estimated. If the amount of proceeds received from the sale of the environmental credits is lower than our expectations, we could sustain a loss of part or all of costs incurred related to this project. Additionally, the timing of realization may be impacted by the timing of a delay in the sale of these environmental credits, requiring a longer period required to recover our investment.